FINANCE LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of finance leases

(in thousands of $)	2021	2020
Finance lease liability, current portion	51,204	48,887
Finance lease liability, long-term portion	472,996	524,200
	524,200	573,087

Schedule of finance leases by maturity
The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2022	74,735
2023	74,735
2024	433,866
Thereafter	—
Total finance lease liability	583,336
Less: imputed interest payable	(59,136)
Present value of finance lease liability	524,200
Less: current portion	(51,204)
Finance lease liability, long-term portion	472,996